Shareholder Report, Line Graph (Details) 194003_Kensington Managed Income Fund_Class C_TSR Annual {Class C} - USD ($)								12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 27, 2019	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name								Class C (with sales charge)
Accumulated Value	$ 10,723	$ 10,385	$ 10,090	$ 10,849	$ 10,812	$ 10,109	$ 10,000	$ 11,178
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Accumulated Value	9,806	9,685	9,177	10,550	10,715	9,967	10,000	$ 10,522
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA US High Yield Total Return Index
Accumulated Value	$ 12,591	$ 11,637	$ 10,256	$ 11,552	$ 10,964	$ 10,327	$ 10,000	$ 13,662